Segment information	12 Months Ended
Dec. 31, 2021
Disclosure Of Segment information [Abstract]
Disclosure of entity's operating segments [text block]

Note 6     Segment information

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Executive Committee. This committee is integrated by the CEO, COO, CFO and managers in charge of the Geoscience, Operations, Legal and Corporate Governance, People and Sustainability departments. This committee reviews the Group’s internal reporting in order to assess performance and allocate resources. Management has determined the operating segments based on these reports. The committee considers the business from a geographic perspective.

The Executive Committee assesses the performance of the operating segments based on a measure of Adjusted EBITDA. Adjusted EBITDA is defined as (loss) profit for the period (determined as if IFRS 16 Leases has not been adopted), before net finance cost, income tax, depreciation, amortization, certain non-cash items such as impairments and write-offs of unsuccessful exploration efforts, accrual of share-based payment, unrealized result on commodity risk management contracts, geological and geophysical expenses allocated to capitalized projects, and other non-recurring events. Other information provided to the Executive Committee is measured in a manner consistent with that in the Consolidated Financial Statements.

Segment areas (geographical segments)

Amounts in US$ ‘000	Colombia	Chile	Brazil	Argentina	Ecuador (b)	Corporate	Total
2021
Revenue	618,268	21,471	20,109	28,695	—	—	688,543
Sale of crude oil	616,133	6,297	661	24,468	—	—	647,559
Sale of gas	2,135	15,174	19,448	4,227	—	—	40,984
Realized loss on commodity risk management contracts	(109,654)	—	—	—	—	—	(109,654)
Production and operating costs	(178,384)	(11,050)	(4,596)	(18,760)	—	—	(212,790)
Royalties	(106,341)	(770)	(1,642)	(4,270)	—	—	(113,023)
Share-based payment	(334)	(31)	—	26	—	—	(339)
Other operating costs	(71,709)	(10,249)	(2,954)	(14,516)	—	—	(99,428)
Adjusted EBITDA	294,847	7,639	12,569	2,124	(2,071)	(14,308)	300,800
Depreciation	(61,279)	(14,275)	(4,082)	(9,130)	(200)	(3)	(88,969)
(Recognition) Reversal of impairment losses	—	(17,641)	—	13,307	—	—	(4,334)
Write-off of unsuccessful exploration efforts	(7,827)	(4,435)	—	—	—	—	(12,262)
Total assets	689,401	71,515	38,846	38,111	7,782	50,086	895,741
Employees (average) (a)	308	55	4	92	8	9	476
Employees at year end (a)	321	52	4	74	3	9	463

(a)Unaudited

(b)

Includes certain expenses and 4 average employees (who are no longer in the Group at year-end) that correspond to the Peruvian subsidiaries, which act as holding companies of the Ecuadorian branch since Peru is no longer an operating segment due to the retirement from the Morona Block.

Amounts in US$ ‘000	Colombia	Chile	Brazil	Argentina	Peru (b)	Ecuador	Corporate	Total
2020
Revenue	334,606	21,704	12,783	24,599	—	—	—	393,692
Sale of crude oil	332,461	5,103	891	21,185	—	—	—	359,640
Sale of gas	2,145	16,601	11,892	3,414	—	—	—	34,052
Realized gain on commodity risk management contracts	21,059	—	—	—	—	—	—	21,059
Production and operating costs	(92,319)	(10,244)	(3,876)	(18,633)	—	—	—	(125,072)
Royalties	(30,453)	(753)	(1,049)	(3,620)	—	—	—	(35,875)
Share-based payment	(362)	(94)	—	(72)	—	—	—	(528)
Other operating costs	(61,504)	(9,397)	(2,827)	(14,941)	—	—	—	(88,669)
Adjusted EBITDA	218,524	8,148	4,784	1,195	(1,952)	(773)	(12,395)	217,531
Depreciation	(63,687)	(33,571)	(3,732)	(16,564)	(401)	(52)	(66)	(118,073)
Recognition of impairment losses	—	(81,967)	(1,717)	(16,205)	(33,975)	—	—	(133,864)
Write-off of unsuccessful exploration efforts	(1,949)	(50,167)	(536)	—	—	—	—	(52,652)
Total assets	680,828	101,742	38,172	36,803	4,656	1,127	96,938	960,266
Employees (average) (a)	238	68	11	114	10	2	4	447
Employees at year end (a)	268	57	5	97	5	2	3	437

Amounts in US$ ‘000	Colombia	Chile	Brazil	Argentina	Peru (b)	Ecuador	Corporate	Total
2019
Revenue	538,917	32,336	23,049	34,605	—	—	—	628,907
Sale of crude oil	536,986	10,551	1,469	30,024	—	—	—	579,030
Sale of gas	1,931	21,785	21,580	4,581	—	—	—	49,877
Realized gain on commodity risk management contracts	3,888	—	—	—	—	—	—	3,888
Production and operating costs	(116,944)	(19,789)	(5,953)	(26,278)	—	—	—	(168,964)
Royalties	(56,399)	(1,181)	(1,855)	(5,141)	—	—	—	(64,576)
Share-based payment	(231)	(31)	(29)	(38)	—	—	—	(329)
Other operating costs	(60,314)	(18,577)	(4,069)	(21,099)	—	—	—	(104,059)
Adjusted EBITDA	367,058	8,310	11,750	868	(6,540)	(535)	(17,576)	363,335
Depreciation	(46,917)	(34,826)	(7,445)	(15,618)	(576)	(1)	(149)	(105,532)
Recognition of impairment losses	—	—	—	(7,559)	—	-	-	(7,559)
Write-off of unsuccessful exploration efforts	—	—	(5,120)	(13,170)	—	-	-	(18,290)
Total assets	357,125	249,207	68,480	79,062	53,993	1,119	43,146	852,132
Employees (average) (a)	195	89	13	133	26	2	3	461
Employees at year end (a)	202	77	13	128	14	2	3	439
(a)	Unaudited
(b)	As of the date of these Consolidated Financial Statements, Peru is no longer an operating segment due to the retirement from the Morona Block.

In 2021, approximately 93% of capital expenditure was incurred by Colombia (82% in 2020 and 61% in 2019), 3% was incurred by Chile (15.5% in 2020 and 8% in 2019), 0% was incurred by Brazil (0.5% in 2020 and 4% in 2019), 0% was incurred by Argentina (1% in 2020 and 15% in 2019), 0% was incurred by Peru (0.5% in 2020 and 11.5% in 2019) and 4% was incurred by Ecuador (0.5% in 2020 and 2019).

A reconciliation of total Adjusted EBITDA to total profit (loss) before income tax is provided as follows:

Amounts in US$ ‘000	2021	2020	2019
Adjusted EBITDA	300,800	217,531	363,335
Unrealized gain (loss) on commodity risk management contracts	463	(12,978)	(26,411)
Depreciation (a)	(88,969)	(118,073)	(105,532)
Share-based payment	(6,621)	(8,444)	(2,717)
Impairment and write-off of unsuccessful exploration efforts, net	(16,596)	(186,516)	(25,849)
Lease accounting - IFRS 16	7,518	9,380	4,855
Others (b)	(10,786)	(11,563)	2,994
Operating profit (loss)	185,809	(110,663)	210,675
Financial expenses	(64,112)	(64,582)	(41,070)
Financial income	1,652	3,166	2,360
Foreign exchange gain (loss)	5,049	(13,008)	(2,446)
Profit (Loss) before tax	128,398	(185,087)	169,519
(a)	Net of capitalized costs for oil stock included in Inventories.
(b)	Includes allocation to capitalized projects. In 2021, also includes termination costs and write-down of tax credits in Argentina and, in 2020, also includes termination costs, and write-down of VAT credits and recognition of a provision for environmental liabilities in Peru.